CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury share [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2023	$ 981	$ 312,128	$ (3,998)	$ 483	$ (259,831)	$ 49,763
Balance, shares at Dec. 31, 2023	38,376,939
Exercise of share options and restricted share units	$ 21	(21)	0	0	0	0
Exercise of share options and restricted share units, shares	771,067
Share-based compensation	$ 0	3,547	0	0	0	3,547
Other comprehensive loss	0	0	0	(701)	0	(701)
Net loss	0	0	0	0	(5,866)	(5,866)
Balance at Jun. 30, 2024	$ 1,002	315,654	(3,998)	(218)	(265,697)	46,743
Balance, shares at Jun. 30, 2024	39,148,006
Balance at Dec. 31, 2024	$ 1,012	318,138	(3,998)	357	(265,700)	$ 49,809
Balance, shares at Dec. 31, 2024	39,530,993					39,530,993
Issuance of share capital	$ 184	46,404	0	0	0	$ 46,588
Issuance of share capital, shares	5,000,000
Exercise of share options and restricted share units	$ 20	218	0	0	0	238
Exercise of share options and restricted share units, shares	1,943,308
Share-based compensation	$ 0	2,430	0	0	0	2,430
Other comprehensive loss	0	0	0	2,673	0	2,673
Net loss	0	0	0	0	(2,021)	(2,021)
Balance at Jun. 30, 2025	$ 1,216	$ 367,190	$ (3,998)	$ 3,030	$ (267,721)	$ 99,717
Balance, shares at Jun. 30, 2025	46,474,301					46,474,301